Notes to the Consolidated Statements of Financial Position - Summary Of Changes In Deferred Tax Assets And Liabilities Results From The Effects (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	€ 40.9	€ 40.1
Recognized deferred taxes (net)	(40.9)	(40.1)
Changes compared to the previous year	(0.8)	(0.5)
of which recognized in the consolidated statement of profit and loss	28.6	0.1
of which recognized in other comprehensive income for hedging	0.4	(0.2)
of which recognized in other comprehensive income for currency translation	0.5	0.0
of which recognized in the context of business combinations	€ (30.3)	€ (0.4)